Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income from Operations by Segment

Nine Months Ended September 30, 2020
	Tanker Segment	STS Transfer Segment	Total
	$	$	$
Revenues (1)	751,640	6,992	758,632
Voyage expenses	(238,576)	—	(238,576)
Vessel operating expenses	(137,263)	(5,940)	(143,203)
Time-charter hire expenses	(28,245)	—	(28,245)
Depreciation and amortization	(88,677)	(493)	(89,170)
General and administrative expenses (2)	(28,330)	(627)	(28,957)
(Loss) gain on sale of assets and (write-down) of assets	(48,245)	3,081	(45,164)
Restructuring charge	(1,398)	—	(1,398)
Income from operations	180,906	3,013	183,919

Equity income	5,174	—	5,174
(1)Revenues earned from the STS transfer segment are reflected in Other Revenues in the Company's unaudited consolidated statements of (loss) income.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).